AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES - Schedule of Proceeds from Sales of Available-for-Sale Fixed Maturity Securities with Related Gross Realized Gains and Losses (Details) - USD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Proceeds from sales of available-for-sale fixed maturity securities	$ 11,159	$ 5,871	$ 11,882
Gross realized gains	63	45	41
Gross realized losses	$ (223)	$ (145)	$ (204)